QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2012

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCK	99.46%

	AUSTRIA	1.04%
4,975	Andritz AG		$281,888

	BELGIUM	3.90%
12,450	Anheuser-Busch Inbev Strip VVPR		1,059,181

	DENMARK	3.25%
4,575	Novo Nordisk		723,054
5,800	Novozymes A/S Ser B		159,928

			882,982

	FRANCE	14.02%
3,575	Air Liquide Ord		443,321
12,050	BNP Paribas		572,920
12,800	Bureau Veritas SA		1,315,241
8,800	Danone		542,062
3,375	Essilor International		316,200
2,275	L’oreal Ord		281,558
2,975	Pernod Ricard Ord		333,957

			$3,805,259

	GERMANY	6.75%
2,200	Brenntag AG		281,723
7,525	Fresenius Medical Care AG & Co.		552,050
10,125	SAP AG		717,407
12,175	Wirecard AG		279,726

			$1,830,906

	GREAT BRITAIN	30.54%
226,850	Barratt Developments		620,255
22,403	British American tobacco		1,149,017
15,250	Bunzl PLC		272,812
28,200	Diageo PLC		791,289
32,323	Domino Printing Ord		288,596
61,125	Dominos Pizza Group Plc		523,570
23,025	Fresnillo Plc-W/I		688,235
3,525	Glaxosmithkline		81,170
89,025	HSBC Holdings PLC		823,295
9,081	Imperial Tobacco Group		335,745
18,241	Pearson PLC		356,037
23,710	Persimmon		290,101
40,325	Rolls Royce Holdings Ord		548,357
12,194	Royal Dutch Shell PLC-A		421,734
14,200	Sabmiller PLC		623,044
21,000	Standard Chartered PLC		474,252
106,500	Trans Balkan Investments(1)		0

			8,287,509

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	IRELAND	5.86%
10,550	Accenture PLC		$738,817
11,500	Paddy Power PLC		851,500

			1,590,317

	ITALY	3.02%
12,293	Exor		309,306
14,450	Luxottica Group SPA		511,463

			820,769

	NETHERLANDS	5.88%
2,475	Core Laboratories NV		300,663
36,595	Unilever NV Certificates		1,295,292

			1,595,955

	NORWAY	1.99%
20,950	Statoil ASA		540,544

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)		0

	RUSSIA	0.00%
1	Joint Stock company Open GDR		2

	SPAIN	2.09%
12,400	Amadeus IT Holding SA-AS		289,041
60,716	Prosegur Seguridad		277,903

			566,944

	SWEDEN	2.66%
14,475	Indutrade AB		429,780
3,150	Millicom International Cellular		292,333

			722,113

	SWITZERLAND	14.93%
6,000	DKSH Holding Ltd		374,840
2,519	Kuehne and Nagel International		284,472
42	Lindt & Spruenglin		132,914
15,025	Nestle SA Cham ET Vevey		947,451
8,850	Novartis AG/Reg Shs VT		541,597
384	SGS SA Reg D		788,907
80,725	UBS AG		982,881

			4,053,062

	UNITED STATES	3.51%
10,600	Philip Morris International		953,364

	Total Securities	99.46%	26,990,795
	Cash and Cash Equivalents	0.54%	145,453

	TOTAL INVESTMENTS	100.00%	$27,136,248

ADR-	Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR-	Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1)	Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.00% of the Fund’s net assets at September 30, 2012.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks
Austria	$281,888	$-	$-	$281,888
Belgium	1,059,181	-	-	1,059,181
Denmark	882,982	-	-	882,982
France	3,805,259	-	-	3,805,259
Germany	1,830,906	-	-	1,830,906
Great Britain	8,287,509	-	0	8,287,509
Ireland	1,590,317	-	-	1,590,317
Italy	820,769	-	-	820,769
Netherlands	1,595,955	-	-	1,595,955
Norway	540,544	-	-	540,544
Romania	-	-	0	0
Russia	2	-	-	2
Spain	566,944	-	-	566,944
Sweden	722,113	-	-	722,113
Switzerland	4,053,062	-	-	4,053,062
United States	953,364	-	-	953,364

Total Common Stocks	$26,990,795	$0	$0	$26,990,795

The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance. Level 3 securities represented 0.00% as a percentage of Net Assets of the Fund. There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	45.62%

	DIVERSIFIED/OTHER	9.51%
129,400	Biomed Realty Trust Inc.		$2,422,368
143,400	Duke Realty Corp.		2,107,980
58,200	Plum Creek Timber Co., Inc.		2,551,488
435,500	Resource Capital Corp.		2,560,740

			9,642,576

	HEALTHCARE	4.69%
117,100	Healthcare Realty Trust		2,699,155
94,300	Senior Housing Properties Trust		2,053,854

			4,753,009

	HOTEL	1.71%
353,000	Hersha Hospitality Trust		1,729,700

	MORTGAGE	3.65%
118,900	Colony Financial Inc.		2,316,172
59,600	Starwood Property Trust, Inc.		1,386,892

			3,703,064

	MULTI-FAMILY	7.71%
267,600	Campus Crest Communities, Inc.		2,890,080
39,200	Home Properties, Inc.		2,401,784
57,400	Sun Communities, Inc.		2,532,488

			7,824,352

	OFFICE/INDUSTRIAL	5.72%
184,400	Brandywine Realty Trust		2,247,836
56,200	Liberty Property Trust		2,036,688
174,547	Mission West Properties Inc.		1,518,559

			5,803,083

	RETAIL	12.64%
113,100	Agree Realty Corp		2,882,919
88,400	CBL & Associates Properties, Inc.		1,886,456
237,900	Glimcher Realty Trust		2,514,603
128,400	Primaris Retail Real Estate (Canada)		3,184,204
187,800	Ramco-Gerhenson Properties Trust		2,353,134

			12,821,316

	TOTAL COMMON STOCKS		46,277,100

	PREFERRED STOCK	54.38%

	APARTMENT	1.20%
31,800	Apartment Investment & Management Co., Series Z, 7.000%		846,198
14,437	BRE Properties, Series D, 6.750%		367,710

			1,213,908

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	DIVERSIFIED/OTHER	6.02%
71,398	Biomed Realty Trust Inc., Series A, 7.375%		$1,804,941
36,200	Duke Realty Corp., Series L, 6.600%		915,498
36,500	Entertainment Property Trust, Series D, 7.375%		915,055
33,200	Hudson Pacific Properties, Series B, 8.375%		871,168
62,700	Vornado Realty Trust, Series H, 6.750%		1,596,969

			6,103,631

	HEALTHCARE	1.50%
56,900	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,516,954

	HOTEL	3.16%
15,401	Hersha Hospitality Trust, Series A, 8.000%		392,418
23,500	Hersha Hospitality Trust, Series B, 8.000%		608,415
54,200	LaSalle Hotel Properties, Series G, 7.250%		1,362,588
33,600	Sunstone Hotel Investors, Series A, 8.000%		843,360

			3,206,781

	MORTGAGE	7.42%
61,900	Annaly Capital Management, Series C, 7.625%		1,593,306
19,300	Annaly Capital Management, Series D, 7.500%		486,939
47,900	Colony Financial Inc., Series A, 8.500%		1,235,820
48,400	ISTAR Financial Inc, Series D, 8.000%		1,003,332
60,200	ISTAR Financial Inc., Series I, 7.500%		1,201,592
47,200	Northstar Realty Financial, Series A, 8.750%		1,171,976
35,700	Northstar Realty Financial, Series B, 8.250%		838,236

			7,531,201

	MULTI-FAMILY	3.23%
53,700	Campus Crest Communities, Inc., Series A, 8.000%		1,452,585
71,000	Equity Lifestyle Properties, Series C, 6.750%		1,826,830

			3,279,415

	OFFICE/INDUSTRIAL	17.91%
21,400	Brandywine Realty Trust, Series D, 7.375%		545,486
23,100	Brandywine Realty Trust, Series E, 6.900%		607,068
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,122,440
24,200	Corporate Office Properties Trust, Series J, 7.625%		617,100
28,100	Cousins Properties Inc, Series A, 7.750%		713,740
55,400	Cousins Properties, Inc., Series B, 7.500%		1,396,080
88,200	First Industrial Realty Trust, Series J, 7.250%		2,266,740
57,000	Kilroy Realty Corp., Series H, 6.375%		1,414,170
76,900	Lexington Realty Trust, Series D, 7.550%		1,937,880
75,200	Parkway Properties, Inc., Series D, 8.000%		1,883,760
22,450	Prologis Inc., Series M, 6.750%		561,475
23,800	Prologis Inc., Series O, 7.000%		597,380
55,400	PS Business Parks, Inc., Series T, 6.000%		1,423,780
46,783	SL Green Realty Corp., Series C, 7.625%		1,171,446
76,100	SL Green Realty Corp., Series I, 6.500%		1,904,022

			18,162,567

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	RETAIL	13.94%
78,800	CBL & Associates Properties, Inc., Series D, 7.375%		$1,995,216
75,000	Developers Diversified Realty Corp., Series H, 7.375%		1,889,250
69,700	Developers Diversified Realty Corp., Series J, 6.500%		1,734,136
34,800	Excel Trust Inc., Series B, 8.125%		904,800
63,342	Glimcher Realty Trust, Series G, 8.125%		1,592,418
54,100	Kite Realty Group Trust, Series A, 8.250		1,403,354
26,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,375,397
57,200	Regency Centers Corp., Series G, 6.000%		1,461,460
37,300	Taubman Centers Inc., Series J, 6.500%		954,880
33,000	Weingarten Realty Investors, Series F, 6.500%		833,910

			14,144,821

	TOTAL PREFERRED STOCKS		55,159,278

	TOTAL LONG POSITIONS		101,436,378

	TOTAL INVESTMENTS	100.00%	$101,436,378

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$46,277,100	-	-	$ 46,277,100
Preferred Stocks	55,159,278	-	-	55,159,278

	$101,436,378	$ -	$ -	$101,436,378

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	79.80%

	APARTMENT	3.22%
182,700	Apartment Investment & Management Co. “A”		$4,748,373

	DIVERSIFIED/OTHER	20.23%
8,641	Agree Realty Corp.		220,259
365,900	Duke Realty Corp.		5,378,730
186,100	Forestar Group, Inc.		3,100,426
190,105	HFF Inc. Class A		2,832,564
250,282	Hudson Pacific Properties Inc.		4,630,217
416,600	Kennedy-Wilson Holdings Inc.		5,819,902
388,200	Parkway Properties, Inc.		5,190,234
61,500	Plum Creek Timber co.		2,696,160

			29,868,492

	HEALTHCARE	1.97%
39,600	Alexandria Real Estate Equities, Inc.		2,911,392

	HOTEL	5.09%
579,900	Hersha Hospitality Trust		2,841,510
88,900	Wyndham Worldwide Corp.		4,665,472

			7,506,982

	MORTGAGE	11.42%
302,700	Colony Financial Inc.		5,896,596
926,700	Northstar Realty Finance Corp.		5,893,812
862,500	Resource Capital Corp.		5,071,500

			16,861,908

	MULTI-FAMILY	12.96%
47,800	Camden Property Trust		3,082,622
490,000	Campus Crest Communities, Inc.		5,292,000
234,100	Colonial Properties Trust		4,927,805
132,190	Sun Communities, Inc.		5,832,223

			19,134,650

	OFFICE/INDUSTRIAL	11.23%
758,600	Cousins Properties, Inc.		6,023,284
403,600	Mission West Properties, Inc.		3,511,320
99,400	Prologis, Inc.		3,481,982
53,300	PS Business Parks, Inc.		3,561,506

			16,578,092

	RETAIL	13.68%
355,500	Developers Diversified Realty Corp.		5,460,480
500,600	Glimcher Realty Trust		5,291,342
845,226	Kite Realty Group Trust		4,310,653
399,600	Ramco-Gershenson Properties Trust		5,006,988
9,037	Rouse Properties, Inc.		129,681

			20,199,144

	TOTAL COMMON STOCKS		117,809,033

	PREFERRED STOCK	12.20%

	HOTEL	2.83%
156,300	Felcor Lodging Trust Inc., Series C, 8.000%		4,181,025

	MORTGAGE	6.67%
266,200	ISTAR Financial Inc, Series I, 7.500%		5,313,352
193,100	Northstar Realty Financial, Series B, 8.250%		4,533,988

			9,847,340

	RETAIL	2.70%
78,000	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,988,140

	TOTAL PREFERRED STOCKS		18,016,505

	TOTAL LONG POSITIONS		135,825,538

	MONEY MARKET
11,801,454	Money Market Fiduciary, 0.00274%	7.99%	11,801,454

	TOTAL INVESTMENTS	100.00%	$147,626,992

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$117,809,033	-	-	$117,809,033
Preferred Stocks	18,016,505	-	-	18,016,505
Money Market	11,801,454	-	-	11,801,454

	$147,626,992	$-	$-	$147,626,992

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: November 28, 2012

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: November 28, 2012